                   ALLMERICA INVESTMENT TRUST (THE "TRUST")
                     SUPPLEMENT EFFECTIVE AUGUST 21, 2000
                                      TO
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MAY 1, 2000
                     ______________________________________

Effective October 1, 2000, the management fee table and footnotes under the section entitled "Investment Management and Other Services" on pages 29 and 30 of the SAI are amended as follows to reflect changes in the fee schedules for the Core Equity Fund and Money Market Fund:

For the services provided to the Funds, the Manager receives fees computed daily at an annual rate based on the average daily net asset value of each Fund as set forth below:

                  Select         Select     Select Capital    Select Value       Select      Select
                 Emerging      Aggressive    Appreciation     Opportunity    International   Growth
               Markets Fund   Growth Fund        Fund             Fund        Equity Fund     Fund
               -------------  ------------  ---------------  --------------  --------------  -------

Manager Fee       1.35%*           (1)            (1)              (2)             (1)         (2)

                  Select                                                        Select
                 Strategic        Core          Equity       Select Growth    Investment
                  Growth         Equity         Index          and Income       Grade
                   Fund           Fund           Fund             Fund        Income Fund
               ------------   -----------   --------------   -------------   -------------
Manager Fee        0.85%          (3)             (4)             (1)             (5)

                Government       Money
                   Bond          Market
                   Fund           Fund
               ------------   -----------
Manager fee        0.50%         (6)


* The Manager voluntarily has agreed until further notice to waive its management fee in the event that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver will be limited to the net amount of management fees earned by the Manager from the Fund after subtracting the fees paid by the Manager to Schroder for sub-advisory services.


(1) The Manager's fees for the Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select International Equity Fund, and Select Growth and Income Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                                                  Select      Select Growth
                       Select Aggressive     Select Capital    International     and Income
Assets                    Growth Fund      Appreciation Fund    Equity Fund         Fund
---------------------  ------------------  ------------------  --------------  --------------

First $100 Million..          1.00%               1.00%            1.00%           0.75%
Next $150 Million...          0.90%               0.90%            0.90%           0.70%
Next $250 Million...          0.80%               0.80%            0.85%           0.65%
Over $500 Million...          0.70%               0.70%            0.85%           0.65%
Over $1 Billion.....          0.65%               0.65%            0.85%           0.65%

(2) The Manager's fees for the Select Value Opportunity Fund and Select Growth Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                       Select Value
                                        Opportunity   Select Growth
           Assets                         Fund            Fund
           ------                     -------------  --------------

           First $100 Million.........    1.00%           0.85%
           Next $150 Million..........    0.85%           0.85%
           Next $250 Million..........    0.80%           0.80%
           Next $250 Million..........    0.75%           0.75%
           Over $750 Million..........    0.70%           0.70%

The Manager voluntarily has agreed to limit its management fees to an annual rate of 0.90% of average daily net assets of the Select Value Opportunity Fund until further notice.

(3) The Manager's fee for the Core Equity Fund, computed daily at an annual rate based on the average daily net assets of the Fund, is based on the following schedule:

          Assets                            Rate
          ------                            ----
          First $250 Million............    0.60%
          Next $250 Million.............    0.55%
          Next $250 Million.............    0.50%
          Over $750 Million.............    0.45%


(4) The Manager's fee for the Equity Index Fund, computed daily at an annual rate based on the average daily net assets of the Fund, are based on the following schedule:

          Assets                                      Rate
          ------                                      ----
          First $50 Million.........................  0.35%
          Next $200 Million.........................  0.30%
          Over $250 Million.........................  0.25%


(5) The Manager's fee for the Select Investment Grade Income Fund (formerly the Investment Grade Income Fund), computed daily at an annual rate based on the average daily net assets of the Fund, are based on the following schedule:


          Assets                                    Rate
          ------                                    ----
          First $50 Million.....................    0.50%
          Next $50 Million......................    0.45%
          Over $100 Million.....................    0.40%

(6) The Manager's fee for the Money Market Fund, computed daily at an annual rate based on the average daily net assets of the Fund, is based on the following schedule:


          Assets                                   Rate
          ------                                   ----
          First $100 Million...................    0.35%
          Next $400 Million....................    0.30%
          Next $250 Million....................    0.25%
          Over $750 Million....................    0.20%